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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one):     [  ]   is a restatement.
                                          [  ]   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:         Attractor Investment Management Inc.
Address:      1440 Chapin Avenue, Suite 201
              Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:         Harvey Allison
Title:        President
Phone:        (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison         Burlingame, California        November 14, 2006


Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      19

Form 13F Information Table Value Total:                                 $183715
                                                                     (thousands)


List of Other Included Managers:                                        None











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                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                             TITLE OF              VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP    X($1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
Airspan Networks, Inc.         COM     00950H102      292      108480     SH               SOLE       N/A      108480

Akamai Technologies, Inc.      COM     00971T101     6727      134560     SH               SOLE       N/A      134560

Apple Computer, Inc.           COM     037833100    12609      163800     SH               SOLE       N/A      163800

aQuantive, Inc.                COM     03839G105     1066       45150     SH               SOLE       N/A       45150

Arbinet-thexchange, Inc.       COM     03875P100     1048      200770     SH               SOLE       N/A      200770

Cisco Systems, Inc.            COM     17275R102     9408      409400     SH               SOLE       N/A      409400

Digital Insight Corp.          COM     25385P106     3831      130658     SH               SOLE       N/A      130658

Equinix, Inc.                  COM     29444U502     5480       91180     SH               SOLE       N/A       91180

Google Inc.                    COM     38259P508    16679       41500     SH               SOLE       N/A       41500

Ikanos Communications, Inc.    COM     45173E105     3840      326250     SH               SOLE       N/A      326250

Kenexa Corporation             COM     488879107     3095      122739     SH               SOLE       N/A      122739

LoopNet, Inc.                  COM     543524300     1206       95230     SH               SOLE       N/A       95230

Omniture, Inc.                 COM     68212S109     7940     1006296     SH               SOLE       N/A     1006296

Online Resources Corp.         COM     68273G101      276       22570     SH               SOLE       N/A       22570

Open Solutions, Inc.           COM     68371P102      521       18090     SH               SOLE       N/A       18090

Salesforce.com, Inc.           COM     79466L302    83379     2323835     SH               SOLE       N/A     2323835

Verisign, Inc.                 COM     92343E102    14496      717620     SH               SOLE       N/A      717620

Vitalstream Holdings, Inc.     COM     92847T209     2528      286310     SH               SOLE       N/A      286310

Yahoo, Inc.                    COM     984332106     9294      367630     SH               SOLE       N/A      367630

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